COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Purchase commitments	$ 22,578	$ 24,594
Guarantees, pledges and other collateral	5,334	5,527
Non-cancellable operating leases	0	1,869
Capital expenditure commitments	681	697
Other commitments	3,269	3,516
Total	$ 31,862	$ 36,203